PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 321,880	$ 328,940
Less accumulated depreciation and amortization	114,669	114,434
Total premises and equipment	207,211	214,506
Operating Leases, Rent Expense	9,100	11,200	$ 9,100
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	52,373	54,958
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	161,371	163,277
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	70,177	74,881
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	29,525	31,728
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 8,434	$ 4,096